1933 Act Registration No. 33-98164
                                              1940 Act Registration No. 811-9112

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. ____                                             [ ]
Post-Effective Amendment No. 6                                               [X]


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 9                                                              [X]


                        (Check appropriate box or boxes)

                        EAI SELECT MANAGERS EQUITY FUND
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       200 Connecticut Avenue, Suite 700
                        Norwalk, Connecticut 06854-1958
              ---------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (203) 855-2200
              ----------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

William C. Crerend                              copy to:
Senior Vice President and General Counsel       Martin L. Budd
Evaluation Associates Capital Markets,
  Incorporated                                  Day Berry & Howard
200 Connecticut Avenue, Suite 700               One Canterbury Green
Norwalk, Connecticut 06854-1958                 Stamford, Connecticut 06901-2047
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 1, 2000 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(1)
     [ ] on (date)  pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities Being Replaced: Shares of Beneficial Interest, of no par value

                        EAI SELECT MANAGERS EQUITY FUND
                             REGISTRATION STATEMENT
                             CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))

FORM N-1A ITEM                             LOCATION
--------------                             --------

PART 1 - PROSPECTUS

Item 1.    Cover Page                      Cover Page

Item 2.    Synopsis                        Fund Description; Fund Expenses

Item 3.    Condensed Financial             Financial Highlights;
           Information                     Performance Advertisements

Item 4.    General Description of          The Fund in Detail, Investment,
           Registrant                      Objectives and Policies; Principal
                                           Risk and how the Fund handles them

Item 5.    Management of the Fund          Management of the Fund;
                                           Shareholder Information

Item 6.    Capital Stock and               Description of Shares and Voting
           Other Securities                Rights; Dividends and
                                           Distributions; Tax Matters

Item 7.    Purchase of Securities          Buying Shares; Valuation of
           Being Offered                   Shares

Item 8.    Redemption of Repurchases       Selling (Redeeming) Shares

Item 9.    Pending Legal Proceedings       Not Applicable

PART B - STATEMENT OF ADDITIONAL INFORMATION

Item 10.   Cover Page                      Cover Page

Item 11.   Table of Contents               Table of Contents

Item 12.   General Information             Not Applicable
           and History

--------------------------------------------------------------------------------

                        EAI SELECT MANAGERS EQUITY FUND

                                        ~

                             PROSPECTUS MAY 1, 2000

--------------------------------------------------------------------------------

    EAI Select Managers Equity Fund ("the Fund") is an open-end management investment company with a diversified equity portfolio.

    The Fund's objective is long-term capital appreciation.

    The Fund invests primarily in common stocks.


    The Fund's assets are managed by multiple Subadvisers.


    The Fund is designed for investors who want the potential for long-term capital gains historically provided by common stocks.

    The Securities and Exchange Commission has not approved or disapproved these
    securities   or  passed   upon  the   adequacy  of  this   prospectus.   Any
    representation to the contrary is a criminal offense.

                                   [GRAPHIC]

EAI Select Managers Equity Fund
EAI Securities Inc.
200 Connecticut Avenue
Suite 700
Norwalk, CT 06854-1958

--------------------------------------------------------------------------------

                              EAI SECURITIES INC.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
                                        ~



I.   THE EAI SELECT MANAGERS EQUITY FUND ...................................   2

--------------------------------------------------------------------------------
       This section gives an overview of the Fund's objectives, its investment advisory arrangements, its distributor, its price, and the principal risks involved in investing in the Fund. It also includes charts and tables showing the Fund's past performance and its expenses.
--------------------------------------------------------------------------------

II.  THE FUND IN DETAIL ....................................................   5

--------------------------------------------------------------------------------
       This section describes the Fund in detail. It includes its investment objective and policies, its investment techniques and associated risks, its management, the compensation arrangements for its managers, and a biography of its Portfolio Manager.
--------------------------------------------------------------------------------

III. SHAREHOLDER INFORMATION ...............................................   8

--------------------------------------------------------------------------------
       This section tells you how to buy or sell shares. It also includes information about share valuation, Fund dividends and distributions, and about tax matters.
--------------------------------------------------------------------------------

IV.  FINANCIAL HIGHLIGHTS ..................................................  13

--------------------------------------------------------------------------------
       The financial highlights table will help you understand the Fund's financial performance since its inception three years ago.
--------------------------------------------------------------------------------




                                       ~

                           I. THE EAI SELECT MANAGERS
                                   EQUITY FUND
                                        ~

      This section gives an overview of the Fund's objectives, its investment advisory arrangements, its distributor, its price, and the principal risks involved in investing in the Fund. It also includes a chart and tables showing the Fund's past performance and its fees and expenses.

FUND DESCRIPTION

      Objective: The Fund aims for long-term capital appreciation.

PRINCIPAL STRATEGIES

      THE INVESTMENT ADVISER: The Fund is managed by Evaluation Associates Capital Markets, Inc., (the "Manager"), a registered investment adviser. The Manager selects, supervises, and allocates assets among the Fund's Subadvisers.

      The Fund uses subadvisers who invest primarily in domestic common stocks issued by companies of any size.

      THE SUBADVISERS: The Fund has five Subadvisers:

      o Iridian Asset Management LLC primarily invests according to a value philosophy in securities of larger companies.


      o Goldman Sachs Asset Management primarily invests for both growth and value in securities of medium ($2 to $10 billion average market cap) to large sized companies.


      o Mastrapasqua & Associates, Inc. primarily invests for both growth and value in securities of companies of all sizes.

      o Siphron Capital Management primarily invests for growth in large companies that have a valuable franchise or brand name.

      o Peachtree Asset Management primarily invests according to a growth philosophy in securities of companies of all sizes.

      Growth strategy seeks stocks which have above average earnings growth potential. A value strategy seeks stocks which trade at prices that are below their worth in relation to their earnings.

      PRINCIPAL RISKS: There can be no assurance that the Fund will achieve its investment objective. Equity investments are subject to ordinary market risks--prices move up and down and investors of the Fund may lose money. Some additional risks arise from investing in small and medium-sized companies, which may have limited markets and are subject to volatility and limited credit availability. The Fund is relatively small in size; THEREFORE, its expenses may amount to a disproportionate percentage of average net assets.


                                       ~
                                       2

      The information stated below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual total returns for 1-year and since inception compared with those of a broad measure of market performance. The performance data represents past performance and is not indicative of future results.


PERFORMANCE

                        EAI Select Managers Equity Fund
                            Annual Total Returns (%)

       [The following table represents a bar chart in the printed piece.]


                               1996       14.30%
                               1997       28.84
                               1998       23.86
                               1999       30.71



      Highest Quarterly Return:     22.39%% (9/30/99 to 12/31/99)
      Lowest Quarterly Return:      -11.74% (6/30/98 to 9/30/98)



                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99


                           1 YEAR    SINCE INCEPTION (1/2/96)
                           ------    -----------------------
The Fund                   30.71%            24.27%
S&P 500*                   21.03%            26.39%
Peer Group**               19.47%            22.02%

--------------------
* The S&P 500 is an unmanaged, capitalization-weighted index of 500 commonly traded stocks. Index performance reflects reinvestment of dividends.

** Morningstar Large Blend Equity contained 934 funds as of 12/31/99.



                                       ~
                                       3

FEES AND EXPENSES

      This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is sold without sales or redemption charges.


                         EAI SELECT MANAGERS EQUITY FUND

--------------------------------------------------------------------------------


     Annual Fund Operating Expenses
     (expenses that are deducted from Fund assets)
     Management Fees+                                                     0.92%
       Other Expenses                                                     0.68%
--------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses+                                1.60%+

   + After fee waiver, Management fees are 0.47% and Total Annual Fund Operating
     Expenses are 1.15%. The Manager has in the past waived a part of its fee for the first four years of operation of the Fund. The Manager has also committed to waive a similar portion of its fees for the current operating year of the Fund. The current waiver period ends on January 2, 2001. This waiver has varied to the extent necessary to limit overall Fund expenses to 1.15%. Total Annual Fund operating expenses assume a constant net asset value for the Fund of $55 million.

          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a hypothetical $10,000 investment. The example assumes an annual return of 5% with redemption at the end of each time period, assuming operation expenses remain the same. In a real investment in the Fund, your actual costs may be higher or lower than those shown.

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
     1 year                                                              $  163
     3 years                                                             $  505
     5 years                                                             $  871
     10 years                                                            $1,900

--------------------------------------------------------------------------------


                                       ~
                                       4

                             II. THE FUND IN DETAIL
                                        ~

      This section describes the Fund in detail. It includes its investment objective and policies, its investment techniques and associated risks, its management, the compensation arrangements for its managers, and a biography of its Portfolio Manager.


INVESTMENT OBJECTIVE AND POLICIES

      OBJECTIVE: The Fund's objective is long-term capital appreciation. There can be no assurance the Fund will achieve its objective. The Fund's objective is a fundamental policy. That means it may not be changed without majority shareholder approval.


      KINDS OF SECURITIES IN THE FUND: The Fund's policy is to invest at least 65% of its assets in equity securities (primarily common stock). This is also a fundamental policy that cannot be changed without approval of a majority of the Fund's shareholders. For temporary defensive purposes, the Fund may place all or a part of its assets in cash, short-term commercial paper, U.S. Government securities, high quality debt securities, and obligations of banks. When the Fund takes a defensive position, it may not meet its investment objective.


      HOW THE FUND INVESTS: The Fund employs a diversified, manager-of-managers investment approach. It selects multiple subadvisers of various equity styles and allocates the Fund's assets among them. The Fund's Manager, EACM, recommends the hiring, termination and replacement of the subadvisers. These subadvisers invest in equity, mostly common stocks.


      The Fund may also invest, to a limited extent, in fixed income securities for current income and capital preservation. These securities will have a maximum remaining maturity of 15 years. These securities include: Securities issued by the U.S. Government and some of its agencies and instrumentalities; corporate bonds or debentures rated not less than Aa2 by Moody's Investor's Services, Inc. ("Moody's") or AA by Standard and Poor's Corporation ("S&P"); or unrated debt securities determined by the appropriate Subadviser to be of quality comparable to the Moody's or S&P ratings. Some convertibles may be rated lower.


      It is estimated that the Fund's portfolio turnover rate will not exceed 125% in any year. High portfolio turnover involves correspondingly greater brokerage commissions for the Fund and other transaction costs that are borne directly by the Fund. In addition, high portfolio turnover may also result in increased short-term capital gains which, when distributed to shareholders, are treated for Federal income tax purposes as ordinary income.

      The Fund operates under investment limitations which may not be changed without majority shareholder approval. You may read these rules in the SAI.

      HOW THE FUND SELLS: A Subadviser will sell securities for one or more of the following reasons: target price or valuation is met; company begins to deteriorate; or a better investment opportunity becomes available.


                                       ~
                                       5

      PRINCIPAL RISKS, AND HOW THE FUND HANDLES THEM: All investments and all investing techniques involve risks. The Fund's characteristic risks are:

      o Market risk is the risk associated with rising or falling prices resulting from changing market conditions or from changing fortunes of companies that issue securities. To handle market risk, the Fund invests in a diversified portfolio. In addition, the Fund spreads risk by hiring multiple Subadvisers, each of which manages its investments in different ways. Diversification cannot eliminate all risk. You should expect your Fund shares to rise and fall in price. You may lose money if you invest in the Fund.

      o Securities of small- and medium-sized companies may have more limited markets than the securities of larger companies. This may make them harder to sell if their prices drop. Securities of these companies may also swing more widely in price than the securities of larger companies. The subadvisers seek securities with a high relative value compared to comparable companies (value strategy), and with above-average potential for increases in profitability and share price (growth strategy).


      o Its relatively smaller size (as of now) may make Fund expenses disproportionately large until the Fund grows more in size, if at all.


MANAGEMENT OF THE FUND

      THE BOARD OF TRUSTEES: The Board of Trustees of the Fund (the "Trustees") supervises the overall operations of the Fund, in accordance with the 1940 Act and Massachusetts General Laws. The Trustees appoint the officers of the Fund every year and approve the selection and termination of the Subadvisers.

      THE MANAGER: Evaluation Associates Capital Markets, Incorporated, 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958 ("the Manager"). Under a Management Agreement, the Manager acts as investment adviser to the Fund. The Manager, subject to the authority of the Trustees, manages the overall business affairs of the Fund, selects and terminates the Subadvisers, and allocates portfolio assets among the Subadvisers. The Manager is ultimately responsible for the Fund's performance.


      The Manager is a subsidiary of EAI Partners, L.P., also called the "Parent." The Parent is owned by a total of 34 employee and non-employee investors, none of whom holds more than 25% of the Parent's outstanding equity interests.

      The Parent, both directly and through the Manager, provides investment advisory services to a number of institutional and high net worth individual clients. The Parent, both directly and through the Manager, had approximately $2.5 billion under management as of December 31, 1999.

      Compensation and Other Expenses: As compensation for its services, the Manager earns a fee, payable quarterly, at the annual rate of 0.92% of the average daily net asset value of the Fund. In 1999, after fee waivers, the manager earned 0.47% of the average net asset value of the Fund.

      The Manager agreed to waive a part of its fees for the first four years of Fund operation, and has similarly agreed to waive its fees for the current year. This period expires on January 2, 2001. The waiver caps overall Fund expenses at 1.15% of the average daily net asset value of the Fund. The Manager may terminate this waiver at any time, at its own discretion. Shareholders will be notified of any waiver change at the time it becomes effective.



                                        ~

      THE SUBADVISERS: The Fund currently has five Subadvisers.

      o Iridian Asset Management, 276 Post Road West, Westport, Connecticut 06880-4704, formed in March 1996, is owned by Harold Levy and David Cohen. Iridian is the successor to Arnold and S. Bleichroeder Capital, a division of Arnold and S. Bleichroeder, Inc. As of December 31, 1999, assets under management totaled approximately $8.8 billion.

      o Goldman Sachs Asset Management, 2502 Rocky Point Drive, Tampa, Florida 33607, formed in January 1976, is a separate operating division of Goldman, Sachs, & Co. As of December 31, 1999, assets under management totaled approximately $18.3 billion.

      o Mastrapasqua & Associates, Inc., 814 Church Street, Nashville, Tennessee 37203, formed in 1993, is wholly owned by Frank Mastrapasqua. As of December 31, 1999, assets under management totaled approximately $1.3 billion.

      o Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street, Atlanta, Georgia 30308, formed in 1994, is a division of Mutual Management Corp., an indirect subsidiary of Citigroup Inc. As of December 31, 1999, assets under management totaled approximately $2.8 billion.

      o Siphron Capital Management, 280 South Beverly Drive, Suite 412, Beverly Hills, California 90212, formed in 1991, is wholly owned by David Siphron. As of December 31, 1999, assets under management totaled approximately $1.2 billion.

      The Manager pays a part of its fees to the Subadvisers, who receive no compensation directly from the fund.


            SUBADVISER FEES PAID BY MANAGER FROM ITS MANAGEMENT FEES

                                                    Annual percentage rate
                                                    ----------------------
Iridian Asset Management LLC                               .375%
Goldman Sachs Asset Management                             .375%
Mastrapasqua & Associates, Inc.                            .375%
Peachtree Asset Management                                 .375%
Siphron Capital Management                                 .375%

      Subadviser fees are expressed as a per-year percentage of the average of the monthly net asset value of the assets of the Fund managed by each Subadviser. Subadvisers will not always be paid at the same rate. If the rates differ, the Manager will retain a varying amount of the management fee.

      THE PORTFOLIO MANAGER: Mr. Keith Stransky, Executive Vice President of the Manager, serves as portfolio manager of the Fund. He has also been Director of Traditional Funds Management and Research for the Manager for the past nine years. In that position, he manages and researches the Manager's traditional investment vehicles. He has been employed by the Parent since 1983 and has been portfolio manager of the Fund since its inception. Mr. Stransky has 25 years of investment experience. He is a Chartered Financial Analyst (CFA).




                                        ~

                          III. SHAREHOLDER INFORMATION
                                        ~


--------------------------------------------------------------------------------
      This section tells you how to buy or sell shares. It also includes information about share valuation, Fund dividends and distributions, and tax matters.
--------------------------------------------------------------------------------



BUYING SHARES


      You may buy Fund shares, which are offered on a continuous basis, at the net asset value (NAV) per share next computed after the Transfer Agent receives your order. Orders received by the Fund or the Transfer Agent before the close of the market Eastern time on any business day will be filled at the NAV computed for that day. Orders received after 4:00 p.m. will be filled at the NAV computed on the next business day. The wire transfer deadline is 3:00 p.m. Eastern time.

      To buy shares directly from the Fund, send an account application and a check (U.S. bank, U.S. dollars) payable to EAI Select Managers Equity Fund to:

           EAI Select Managers Equity Fund
           c/o DST Systems, Inc.
           P.O. Box 219563
           Kansas City, Missouri 64121-9563

      Send overnight deliveries to:

           EAI Select Managers Equity Fund
           c/o DST Systems, Inc.
           210 W. 10th St., 8th Flr.
           Kansas City, Missouri 64105


      For Fed Funds or wire  purchase  information,  call the Transfer  Agent at
(800) 798-8055.

      Minimum purchase requirements:

      Initial investment                                                 $50,000
      Additional investment                                                1,000

      The   Fund   or  the   Manager   may   waive   these   minimums   in  some
circumstances--e.g., for share purchases by employees of the Parent or its affiliates.

      If your check bounces, your order will be cancelled, and you will be responsible for any loss the Fund incurs. The Fund may also bar you from buying shares in the future. To make sure that checks are collected, the Fund does not allow the sale of shares purchased by check until the original check clears. That could take as long as 15 days.

      The Fund does not issue share certificates.

      You may also buy Fund shares by exchanging other securities for them subject to the Manager's approval. This is called an "in-kind purchase." You must submit a written description of the securities you propose to exchange. Call the Manager at (203) 855-2200 for instructions about submitting this description. The Manager will respond to your request within five business days. If the Manager approves the exchange, the



                                        ~

Manager will provide you with a transmittal form, which you must fill out and return to the Manager.

      The securities you propose to exchange are valued as described below under "Valuation of Shares," in the same way as Fund shares. These values may change between the time you first offer securities to the Fund and the time the exchange is actually made.

      You may have a gain or loss for Federal income tax purposes from an in-kind exchange. See "Federal Income Tax Status" in the SAI.

      All interest, dividends, and subscription or other rights which go "ex" after the time of valuation in connection with the securities you tender to the Fund become the property of the Fund, and you must deliver them forthwith to the Fund as soon as you receive them from the issuer.

      You may be required to represent and agree that all securities offered to the Fund are not subject to any restriction upon their sale by the Fund under Federal securities laws, or otherwise.


SELLING (REDEEMING) SHARES

      You may sell (redeem) Fund shares at any time at their net asset value. If the Fund receives your sell order before the close of trading on the NYSE on a day when the Transfer Agent is open, you will receive the NAV determined on that day. Orders received after that time will be sold at the NAV determined on the next day. Do not send sell orders to the Fund at the address on the front of this prospectus. Sell orders must be sent to the Transfer Agent at:


           EAI Select Managers Equity Fund
           DST Systems, Inc.
           P.O. Box 219563
           Kansas City, Missouri 64121-9563


      Overnight delivery service address:

           EAI Select Managers Equity Fund
           DST Systems, Inc.
           210 W. 10th Street, 8th Floor
           Kansas City, Missouri 64105.

      A written sale (redemption) order must include:

      o The name of the Fund

      o Your account name and number

      o The number of shares or dollar amount to be sold

      o Your signature

      If you sell shares by phone, the Fund or Transfer Agent will confirm your address and bank account information, record your instructions on tape, and confirm your redemption in writing. If there has been a change of address in the past 60 days, a telephone redemption will not be authorized. The Fund and the Transfer Agent will take reasonable precautions to make sure phone instructions are genuine.



                                        ~

      If you sell more than $1,000 worth of shares, the amount will be wired to a U.S. commercial bank account designated by you. If you sell less than $1,000, the proceeds will be mailed to you at the address of record on the account.


      The Fund may pay for share sales either in cash or in kind. However, the Fund has chosen to pay all redemptions in cash, at a minimum equal to an amount not to exceed the lesser of $250,000 or 1% of the net asset value of the Fund to any single shareholder in any 90-day period. If you receive payment in kind, Fund shares will be valued by the same method described under "Valuation of Shares," below. You will incur brokerage costs when you sell securities received as in-kind payment for Fund shares.

      The Fund reserves the right to redeem accounts that fall below $5,000 because of share sales by the accountholder. The Fund will give you 60 days' notice of such action.

      The Fund may refuse a share sale order within seven days of receiving the order: (1) for any time the NYSE is closed (other than customary weekends or holidays); (2) when NYSE trading is restricted; (3) when an emergency exists that makes it impracticable to sell or value Fund shares; or (4) for other periods when the SEC permits such refusal for the protection of shareholders of the Fund.


VALUATION OF SHARES

      The price of Fund shares is based on the Fund's net asset value per share. Fund shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

      Net asset value (NAV) per share is equal to the net worth of the Fund (assets minus liabilities) divided by the number of shares outstanding. Assets and liabilities are determined by following generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission (SEC).

      Shares traded on national exchanges are valued based on the last quoted sale price on or recently before the valuation date. If the securities are traded on more than one exchange, the Fund will use the share value on the principal exchange that trades the shares.

      Over-the-counter securities for which market quotations are readily available are valued on the basis of the last quoted sale price or, lacking any sales, at the last quoted bid price on or before the valuation date.

      Other securities, where market quotes are not readily available, are valued at fair value, determined in good faith according to procedures established by the Trustees.


PURCHASES AND SALES THROUGH AUTHORIZED BROKER-DEALERS

      Certain investors may purchase or sell shares at the net asset value next determined after orders are entered through authorized broker-dealers, or through other authorized processing organizations that may impose transaction fees and charges in connection with providing this service, which fees and charges the Fund believes will be disclosed to investors. Shares purchased in this manner may be treated by the Fund as part of a single account for purposes of minimum initial investment. Investors are not required to utilize the services of a broker-dealer or other processing organization, and may purchase shares directly from the Fund. Authorized broker-dealers may




                                        ~
designate intermediaries to receive purchase and sale orders on behalf of the Fund. In order to facilitate these arrangements, the Fund has appointed several co-transfer agents.


DIVIDENDS AND DISTRIBUTIONS

      The Fund normally makes distributions once a year in December. Distributions of net investment income and capital gains will be in the form of an income dividend. Distributions of long-term capital gains, if any, will be distributed to shareholders as such--and will qualify for the capital gains tax rate. See "Tax Matters."


TAX MATTERS

      All income dividends, including distributions of short-term capital gains, are generally taxable as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares of the Fund.

      If you redeem Fund shares, any gain on the transaction may be subject to Federal income tax.

      Income realized during the year is paid only to those investors who hold Fund shares at the end of the year, not to investors who sold their shares in the course of that year. End-of-year Fund shareholders may be taxed on a disproportionate amount of the entire gains realized by the Fund during the year.

      The Fund has qualified as a regulated investment company. Regulated investment companies distribute substantially all their net income to shareholders, and the companies do not ordinarily pay Federal tax on that income.

      The Fund may, under certain circumstances, be considered a personal holding company. The Fund was so treated for its 1999 tax year. Personal holding company status occurs when on any single day of the last half of the year, 5 or fewer shareholders own more than 50% of a Fund's outstanding shares. In such years, the Fund must distribute 100% of its taxable income, or be taxed on its undistributed income at the highest corporate tax rates plus a penalty of 39.6% of the undistributed amount.

      Please consult your tax adviser for more information about your tax status in connection with buying, owning, or selling Fund shares.


--------------------------------------------------------------------------------

      THE MANAGER'S AUTHORITY OVER THE SUBADVISERS: The Fund has received an order from the SEC exempting the Fund from certain provisions of the Investment Company Act of 1940 (the "1940 Act"). This order entitles the Manager, subject to approval of the Trustees, to hire and fire Subadvisers, to change terms of sub-advisory agreements, or to continue the engagement of particular Subadvisers after events which would otherwise require their automatic termination under the 1940 Act. Shareholders still have the right to terminate a Subadviser agreement on their own at any time by a vote of a majority of outstanding shares.

      THE TRANSFER AGENT: DST Systems, Inc., 210 W. 10th Street, 8th Floor, Kansas City, Missouri 64105, serves as the Fund's transfer, dividend disbursing, and shareholder servicing agent.



                                        ~

      THE DISTRIBUTOR: EAI Securities, Inc. (the "Distributor"), 200 Connecticut Avenue, Norwalk, Connecticut 06854-1958, an affiliate of the Manager, serves as distributor of the Fund's shares. The Manager may pay certain financial institutions that are not affiliated with the Fund or the Distributor out of its own funds in connection with some sales to shareholders.

      SHARE PRICE FOR PURCHASE OR SALE: You buy Fund shares from the Distributor at the net asset value (NAV) per share next computed after your order is received by the Transfer Agent.

      Minimum initial investment*                                        $50,000
      Minimum subsequent investment                                        1,000

--------------------------------------------------------------------------------
* The minimum investment requirement may be waived by the Fund or the Manager when purchases are made through certain Broker-Dealers or in certain other circumstances.




                                        ~

                            IV. FINANCIAL HIGHLIGHTS
                                        ~

      The financial highlights table will help you understand the Fund's financial performance since its inception. Some parts of the table show financial results for a single Fund share. The "total return" line on the table shows the rate an investor would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report incorporated by reference (available on request).


FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                                                  YEAR ENDED               FOR THE PERIOD
                                                 DECEMBER 31,            JANUARY 2, 1996(A)
                                           --------------------------           TO
                                            1999       1998     1997     DECEMBER 31, 1996
                                           ------     ------   ------    -----------------
Net Asset Value, Beginning of Period      $ 10.29     $ 9.43  $ 10.82         $ 10.00
                                          ------      ------  -------         -------

Income From Investment Operations:
   Net Investment Income (Loss)             (0.02)      0.01     0.08            0.08
   Net Gain on Investments (both realized
   and unrealized)                           3.18       2.24     3.04            1.35
                                          ------      ------  -------         -------
Total From Investment Operations             3.16       2.25     3.12            1.43
                                          ------      ------  -------         -------
Less Distributions from:
   Net Investment Income                       --      (0.02)   (0.08)          (0.08)
   Net Realized Gain on Investments         (2.32)     (1.37)   (4.43)          (0.53)
                                          ------      ------  -------         -------
Total Distributions                         (2.32)     (1.39)   (4.51)          (0.61)
                                          ------      ------  -------         -------
Net Asset Value, End of Period            $ 11.13    $ 10.29   $ 9.43         $ 10.82
                                          =======    =======   ======         =======
Total Investment Return(b)                  30.71%     23.86%   28.84%          14.30%


------------------------------------------------------------------------------------------
Ratios/Supplementary Data
Net Assets, End of Period (000)            $65,545    $55,449  $52,344         $88,607
Ratio of Gross Expenses to
   Average Net Assets                        1.60%      1.66%    1.55%           1.50%(d)
Ratio of Net Expenses to Average Net Assets  1.15%      1.15%    1.15%           1.15%(d)
Ratio of Net Investment Income (Loss)
   to Average Net Assets(c)                 (0.19%)     0.09%    0.37%           0.73%(d)
Portfolio Turnover Rate                        82%        63%      78%            174%

----------------------------
(a) Commencement of operations.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of distributions at net asset value on the payable date and a redemption on the last day of the period. Total return for the period less than one year is not annualized.
(c) Ratios would have been (0.64%), (0.42%), (0.03%) and 0.38%, respectively, had the Manager not waived expenses.
(d) Annualized.




                                        ~

                     [ This Page Left Intentionally Blank ]

    For more detailed information,  see the statement of Additional  Information
(SAI), which is incorporated by reference into this prospectus. You can get more information about the Fund's investments in the Fund's annual and semi- annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during it's last fiscal year.

    For copies of SAIs, semi-annual or annual reports at no charge and for other information and inquiries regarding the Fund... o Call the Fund at the number below.
         EAI Securities, Inc.
         200 Connecticut Avenue, Suite 700
         Norwalk, Connecticut 06854-1985
         (203) 855-2200 (call collect)

    For copies of SAIs, semi-annual or annual reports, investors may also...

o   Go to the Public Reference Room of the
    Securities and Exchange Commission.

o Call the SEC at (202) 942-8090, or write to them at the Public Reference Section
    Washington, D.C. 20549-0102, and ask them to send you a copy. There is a fee for this service.

o   Download documents from the SEC's web-
    site at http:\\www.sec.gov. You may also make an electronic request of the SEC for documents at the following e-mail address:
    publicinfo@sec.gov.

    SEC Registration Number #811-9112

                         EAI SELECT MANAGERS EQUITY FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2000



       200 CONNECTICUT AVENUE, SUITE 700, NORWALK, CONNECTICUT 06854-1958
                                 (203) 855-2200


                       SHAREHOLDER SERVICES (800) 798-8055

     This Statement of Additional  Information is authorized for distribution to
prospective   investors   only  if  preceded  or  accompanied  by  an  effective
prospectus.


                                TABLE OF CONTENTS


Investment Restrictions And Operating Policies ..........................      1
Risk Factors ............................................................      2
Portfolio Turnover ......................................................      4
Trustees And Officers ...................................................      4
Principal Shareholders Of The Fund ......................................      6
Investment Advisory And Other Services ..................................      7
Transactions In Portfolio Securities ....................................     10
Shares Of The Fund ......................................................     11
Purchase And Pricing ....................................................     11
Federal Income Tax Status ...............................................     12
Performance Data ........................................................     14
Dividends And Distributions .............................................     16
Description Of Shares And Voting Rights .................................     16
Financial Statements ....................................................     16

     This Statement of Additional Information relates to EAI Select Managers Equity Fund (the "Fund"). This Statement of Additional Information is not a prospectus; it should be read in conjunction with the Prospectus of the Fund dated May 1, 2000, copies of which may be obtained without charge by contacting EAI Securities Inc. at 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958, (203) 855-2200.

                 INVESTMENT RESTRICTIONS AND OPERATING POLICIES


     Except as described below, the following investment restrictions are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of the Fund, as such terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund may not:

     1. Invest in securities of any one issuer (other than securities issued by the U.S. Government, its agencies and instrumentalities), if immediately after and as a result of such investment, the current market value of the holdings of its securities of such issuer exceeds 5% of its total assets.

     2. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States Government, its agencies and instrumentalities). Such concentration may occur incidentally as a result of changes in the market value of portfolio securities, but such concentration may not result from investment. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this restriction. (Unless otherwise provided, for purposes of this restriction, the term "industry" shall be defined by reference to the Securities and Exchange Commission ("SEC") Industry Codes set forth in the DIRECTORY OF COMPANIES REQUIRED TO FILE ANNUAL REPORTS WITH THE SECURITIES AND EXCHANGE COMMISSION.)

     3. Acquire more than 10% of the outstanding voting securities of any one issuer.

     4. Borrow amounts in excess of 33 1/3% of its total assets taken at cost or at market value, whichever is lower. It may borrow only from banks as a temporary measure for extraordinary or emergency purposes. It will not mortgage, pledge or in any other manner transfer any of its assets as security for any indebtedness.

     5. Invest more than 15% of the value of its net assets in illiquid instruments including, but not limited to, securities for which there are no readily available market quotations, dealer (OTC) options, assets used to cover dealer options written by it, repurchase agreements which mature in more than 7 days, variable rate industrial development bonds which are not redeemable on 7 days' demand, and investments in time deposits which are non-negotiable and/or which impose a penalty for early withdrawal.

     6. Invest in companies for the purpose of exercising control or management.

     7. Purchase or sell real estate, provided, however, that it may (subject to the Board of Trustees' approval), invest in securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein.

     8. Purchase or sell physical commodities, except that the Fund may purchase or sell options and futures contracts thereon (subject to Board of Trustees approval).

     9. Engage in the business of underwriting securities issued by others.

    10. Participate on a joint or a joint-and-several basis in any trading account in securities. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of any Subadviser in order to save brokerage costs or to average prices shall not be considered a joint securities trading account.

    11. Make loans to any person or firm; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government entity which is publicly distributed or of a type customarily purchased by institutional investors (which are debt securities, generally rated not less than Baa by Moody's or BBB by Standard and Poor's, although convertible securities may have lower ratings, privately issued and purchased by such entities as banks, insurance companies and investment companies), or (ii) the entry into "repurchase agreements."

    12. Purchase the securities of other investment companies, except where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved, and only if immediately thereafter not more than (a) 3% of such company's total outstanding voting stock is owned by the Fund, (b) 5% of the Fund's total assets, taken at market value, would be invested in any one such company, or (c) 10% of the Fund's total assets, taken at market value, would be invested in all such securities (except for mergers of investment companies).


    13. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" (as defined in the 1940 Act) of the Fund, including the Subadvisers and their affiliates, except as permitted by the 1940 Act and except for the purchase of the Fund's initial assets from certain investors in The EAI Small Managers Equity Fund Trust.

    14. Purchase or retain the securities of an issuer if, to the Fund's knowledge, one or more of the Trustees or officers of the Fund, or the Manager or a Subadviser or their directors or officers, individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of such securities.

    15. Issue senior securities.

    16. Invest more than 35% of its total assets in securities which are not equity securities; provided, however, that the Fund may at times, for defensive purposes, temporarily place all or a portion of its assets in cash, short-term commercial paper, U.S. Government securities, high quality debt securities and obligations of banks when, in the judgment of the Manager or a Subadviser, such investments are appropriate in light of economic or market conditions.


     In addition to the foregoing investment restrictions which may not be changed without Shareholder approval, the Fund is subject to the following operating policies which may be amended by the Fund's Board of Trustees (the "Trustees"). Pursuant to these operating policies, the Fund may not:

     1. Invest in real estate limited partnership interests.

     2. Invest in oil, gas or mineral leases.

     3. Invest more than 5% of its net assets in warrants or rights, valued at the lower of cost or market, or invest more than 2% of its net assets in warrants or rights (valued on the same basis) which are not listed on the New York or American Stock Exchanges.

     4. Purchase or sell a futures contract or an option thereon.

     5. Purchase securities on margin, except for such short-term credits as are necessary for clearance of portfolio transactions.

     6. Effect short sales of securities.

     7. Purchase or sell put or call options.

     8. Purchase or sell mortgage-backed debt securities.

     9. Borrow cash in amounts in excess of 5% of its total assets taken at cost or at market value, whichever is lower, except for temporary purposes.


                                  RISK FACTORS

     In addition to the general risks associated with the Fund, certain types of securities in which the Fund invests from time to time present more specific risks.


                               FOREIGN SECURITIES

     While the Fund does not directly invest in foreign securities, it may invest to a limited extent in sponsored or unsponsored American Depositary Receipts ("ADRs") or other investment companies that invest in foreign securities, so the performance of these investments will depend upon the performance of the underlying foreign securities. ADRs are dollar-denominated receipts issued generally by U.S. banks and which represent a deposit with the bank of a foreign company's securities. Unsponsored ADRs differ from sponsored ADRs in that the establishment of unsponsored ADRs is not approved by the issuer of the underlying foreign securities. Ownership of unsponsored ADRs may not entitle the Fund to financial or other reports of the issuer, to which it would be entitled as the owner of sponsored ADRs. Investments in foreign securities involve risks that differ from investments in securities of domestic issuers.

     Such risks may include political and economic developments, the possible imposition of withholding taxes, possible seizure or nationalization of assets, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the Fund's investments.


     In addition, foreign countries may have less well-developed securities markets as well as less regulation of stock exchanges and brokers and different auditing and financial reporting standards. Not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements. Investing in the fixed-income markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems which may be less stable, than those of developed countries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.


                               ILLIQUID SECURITIES

     The Fund may invest up to 15% of its net assets in securities that are not readily marketable ("illiquid securities"). These securities, which may be subject to legal or contractual restrictions on their resale, may involve a greater risk of loss. Securities that are not registered for sale under the Securities Act of 1933, as amended (the "1933 Act"), but are eligible for resale pursuant to Rule 144A under the 1933 Act, will not be considered illiquid for purposes of this restriction if the appropriate Subadviser, subject to the review of the Trustees, determines that such securities have a readily available market.


                              REPURCHASE AGREEMENTS

     In a repurchase transaction, the Fund purchases a security from a bank or broker-dealer and simultaneously agrees to resell that security to the bank or broker-dealer at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon rate of interest. In effect, the obligation of the seller to repay the agreed-upon price is secured by the value of the underlying securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying security and the value received upon disposal being less than the amounts due the Fund. The Fund may not invest in repurchase agreements with a maturity of more than seven days if the aggregate of such investments, along with other illiquid securities, exceeds 15% of the value of the Fund's net assets.



                                    WARRANTS

     The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specific price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and are considered speculative investments. For example, if a warrant were not exercised by the date of its expiration, the Fund would lose its entire investment. The Fund's investments in warrants will not exceed 5% of the value of its net assets (calculated at market value at the time of each investment), and not more than 2% of its net assets will be invested in warrants or rights not listed on the New York Stock Exchange.


                              INVESTMENT COMPANIES

     The Fund may invest in other registered investment companies, which in turn invest in the types of securities discussed in the preceding paragraphs. As such, the performance of the Fund's investments in those other investment companies will be subject to the sorts of risks described above. Pursuant to the 1940 Act, the Fund may acquire no more than 3% of the outstanding voting stock of any single investment company, and it may invest no more than 5% of its assets in any one investment company, and no more than 10% of its assets (in each case taken at market value and measured immediately after giving effect to such investment) in all of the investment companies whose securities it owns.

     When the Fund invests in the securities of other registered investment companies, certain expenses, such as management fees, will be duplicated.


                               PORTFOLIO TURNOVER


     Generally, the Fund purchases securities for investment purposes and not for short-term trading profits. However, the Fund expects to engage in a substantial number of portfolio transactions and may dispose of securities without regard to the timing of such a disposition if, for defensive or other purposes, such a disposition is, in the opinion of the Subadvisers, in the best interest of the Fund. It is estimated that the Fund's portfolio turnover rate will not exceed 125% in any year. High portfolio turnover involves correspondingly greater brokerage commissions for the Fund and other transaction costs that are borne directly by the Fund. In addition, high portfolio turnover may also result in increased short-term capital gains which when distributed to shareholders, are treated for Federal income tax purposes as ordinary income.



                              TRUSTEES AND OFFICERS

     The Fund is governed by the Trustees, who make broad policy decisions and exercise general supervision over the operation of the Fund. The Trustees and officers of the Fund, their addresses, positions with the Fund, ages and principal occupations during the past five years are listed below.



NAME, ADDRESS              POSITION WITH                         PRINCIPAL OCCUPATION DURING
AND AGE                    FUND                                  PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------

Philip N.  Maisano*+#      Trustee,                              Chief Chief  Executive  Officer,  President and
200 Connecticut Avenue,    Executive Officer                     Director of Evaluation Associates Holding Corporation
Suite 700                  and President                         ("Holding"), which is the general  partner of EAI  Partners,
Norwalk, CT 06854-1958                                           L.P., an investment consulting and management company
52 years of age                                                  and parent of the Manager, as defined below (the
                                                                 "Parent"); Chairman, Chief Executive Officer and
                                                                 Director of Evaluation Associates Capital Markets,
                                                                 Incorporated (the "Manager"), an investment management
                                                                 and consulting company and investment adviser to the
                                                                 Fund; Chairman and Director of EAI Securities Inc. (the
                                                                 "Distributor"), a registered broker/dealer and the
                                                                 distributor of the Fund.

---------------------------------------------------------------------------------------------------------------------------

Keith Stransky*#           Trustee and Senior Vice               Senior Vice President of Holding; Executive Vice President
200 Connecticut Avenue,    President                             of the Manager.
Suite 700
Norwalk, CT 06854-1958
48 years of age
---------------------------------------------------------------------------------------------------------------------------

Charles E. Collard@^       Trustee                               Vice President, Airline Claim, Associated Aviation
106 Stoneridge Road                                              Underwriters, an aviation insurance company.
New Providence, NJ 07974
66 years of age
---------------------------------------------------------------------------------------------------------------------------

Neal Jewell@^              Trustee                               Executive Vice President,  AIGAM, a division of AIG
355 Thornridge Drive                                             and a registered investment advisor (1991-1994);
Stamford,  CT  06903                                             retired/part-time independent consultant; Trustee of
65 years of age                                                  Diversified Investment Portfolios.

---------------------------------------------------------------------------------------------------------------------------


James Schuppenhauer+^@     Trustee                               Vice President, Administration and Finance, Belmont Abbey
Belmont Abbey College                                            College.
100 Belmont Mt. Holly Road
Belmont, NC 28012
56 years of age
---------------------------------------------------------------------------------------------------------------------------

William C. Crerend         Vice President                        Senior Vice President and General Counsel of the Manager
200 Connecticut Avenue                                           (1994-1997); Executive Vice President, Chief Operating
Suite 700                                                        Officer and General Counsel of the Manager (1997-1999);
Norwalk, CT 06854-1958                                           President and General Counsel of the Manager; Senior
37 years of age                                                  Vice President and General Counsel of the Parent; Senior
Vice President and Agent for the Distributor.
---------------------------------------------------------------------------------------------------------------------------

Peter Gwiazdowski          Treasurer                             Vice President and Treasurer of the Manager.
200 Connecticut Avenue
Suite 700
Norwalk, CT 06854-1958
46 years of age
---------------------------------------------------------------------------------------------------------------------------

Elke Bartel                Secretary                             Secretary of the Manager and the Distributor; Senior Vice
200 Connecticut Avenue                                           President, Secretary and Treasurer of the Parent.
Suite 700
Norwalk, CT 06854-1958
57 years of age
---------------------------------------------------------------------------------------------------------------------------

Thomas H. Elwood           Assistant                             Former Associate Counsel of Jefferson Pilot Insurance
99 Park Avenue             Secretary                             Company and officer of other investment  companies
New York, New York 10016                                         distributed by Jefferson Pilot and its affiliates
52 years of age                                                  (1994-1998);  Vice  President  and Secretary of funds advised by Van Eck Associates Corporation and officer of funds
                                                                 distributed and administered by Van Eck Associates
                                                                 Corporation; Vice President and/or General Counsel of
                                                                 Van Eck Associates Corporation and other affiliated
                                                                 companies.

----------------------------------------------------------------------------------------------------------------------------

* An "interested person" as defined in the 1940 Act.
+ Member of the Executive Committee--under the Fund's By-Laws, has the authority to conduct the current and ordinary business of the Fund while the Board of Trustees is not in session. # Member of the Nominating Committee for interested Trustees.
^ Member of the Nominating Committee for non-interested Trustees.
@ Member of the Audit Committee--reviews fees, services, procedures, conclusions and recommendations of independent auditors.



     The Trustees of the Fund who are not "interested" persons of the Fund (as defined in the 1940 Act) each receive an annual retainer of $5,000. During the year ended December 31, 1999, no Trustee or executive officer of the Fund or any affiliated person of the Fund received annual compensation from the Fund in excess of $60,000.

                                                                  PENSION OR RETIRE-
                                                                    MENT BENEFITS          ANNUAL          COMPENSATION
                                                   AGGREGATE       ACCRUED AS PART        BENEFITS        FROM THE FUND
NAME OF PERSON,                                   COMPENSATION     OF FUND EXPENSES         UPON             AND FUND
POSITION                                         FROM THE FUND       TO TRUSTEES         RETIREMENT        COMPLEX PAID
--------------                                   --------------    ----------------   ----------------    --------------


P.N. Maisano                                             $0                 $0                 $0                  $0
Trustee and President
K. Stransky                                              $0                 $0                 $0                  $0
Trustee and Senior Vice President
Charles Collard                                      $5,000                 $0                 $0              $5,000
Trustee
Neal Jewell                                          $5,000                 $0                 $0              $5,000
Trustee
James Schuppenhauer                                  $5,000                 $0                 $0              $5,000
Trustee



                                            PRINCIPAL SHAREHOLDERS OF THE FUND


     As of December 31, 1999, the following persons or entities owned, beneficially or of record, 5 percent or more of the Fund's outstanding shares:


                                   PERCENTAGE FUND            OWNED OF RECORD,
NAME & ADDRESS                       SHARES OWNED           BENEFICIALLY OR BOTH
---------------                    ---------------          --------------------

Retirement Plan for                     29.8%               Owned of Record and
  Partners and Employees of                                     Beneficially
  Day, Berry & Howard LLP
CityPlace
Hartford, CT 06103

Evaluation Associates                   19.9%               Owned of Record and
  401K Plan                                                     Beneficially
200 Connecticut Avenue
Norwalk, CT 06854-1940

Reliastar Life Insurance Company        10.5%                 Owned of Record
20 Washington Avenue South                                    and Beneficially
Minneapolis, MN 55401

Marine Midland Bank Trustees
  Genesee Corp. Profit Sharing           6.9%                 Owned of Record
P.O. Box 1329                                                 and Beneficially
Buffalo, NY 14240

Carmen M. Nevares                        7.3%               Owned Beneficially
Green Valley K-3
Garden Hills, Guaynabo, PR 00966

     All Trustees and officers as a group owned less than 1% of the outstanding shares of the Fund as of December 31, 1999. Keith Stransky, a Trustee and officer of the Fund, is Chairman of the Evaluation Associates, Inc. 401(k) Plan, and Elke Bartel, an officer of the Fund, is a trustee of the Plan.

                     INVESTMENT ADVISORY AND OTHER SERVICES

GENERAL

     The Fund is governed by the Trustees, who are generally responsible for the broad supervision and overall direction of the Fund. The Fund has engaged the Manager, Evaluation Associates Capital Markets, Incorporated, 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854, as the investment adviser and administrative manager of the Fund. The assets of the Fund are managed by asset managers (the "Subadvisers"), who are selected by the Manager, subject to the oversight of the Trustees. The Manager also handles the day-to-day administration of the Fund, which function has, in part, been contracted out to a third-party administrator, as discussed herein.


     The Manager selects the Subadvisers and, subject to the approval of the Trustees, allocates assets of the Fund to the Subadvisers based on its continuing qualitative and quantitative assessment of the Subadvisers' skills in managing assets. Unlike many other mutual funds, the Fund does not depend upon the talents of one investment adviser. Rather, the Manager selects multiple portfolio managers to manage the assets of the Fund and allocates the assets among those managers, thereby achieving a diversity in expertise and investment style that would not be possible if the Fund had only one investment manager.

     The Manager, the Parent and their predecessors together have more than twenty years of experience in evaluating investment advisers for individual and institutional investors.

     The Manager allocates the assets of the Fund to the specific Subadvisers. Each Subadviser has discretion, subject to oversight by the Board of Trustees and the Manager, to purchase and sell portfolio assets consistent with the objectives and policies set forth in its particular subadvisory agreement (the "Subadvisory Agreement") and established for it by the Manager. The Manager is paid a management fee by the Fund for its services, and a certain portion of that management fee (as set forth below) is forwarded to the Subadvisers as compensation for their services.

     While the Subadvisers are required to make investment decisions for the Fund independent of any decisions being made for their other clients, the Subadvisers are likely at times to make similar investment decisions for both the Fund and their other clients. When a Subadviser makes simultaneous purchases or sales of securities for both the Fund and one or more of its other clients, the transactions are, to the extent practicable, averaged as to price and allocated as to amount between the Fund and the other clients. In some cases, this averaging and allocation could have a detrimental effect on the price or volume of a security in a particular transaction as far as the Fund is concerned, but the Trustees believe that over time, the ability of the Fund to participate in large volume transactions should be advantageous to the Fund.

     None of the Subadvisers provide any services to the Fund other than pursuant to their Subadvisory Agreements, except that a Subadviser or its affiliated broker-dealer may execute transactions for the Fund and receive a brokerage commission in connection therewith. In addition, a Subadviser may serve as a discretionary or non-discretionary investment adviser to one or more clients of the Manager and its affiliates, and to accounts that are not related to the Manager or its affiliates. Each Subadvisory Agreement requires the Subadviser to act fairly and equitably in selecting investments and allocating investment opportunities, but no Subadviser is required to provide the Fund with preferential treatment.


THE MANAGER AND THE SUBADVISERS

     The Manager is a wholly owned subsidiary of the Parent, which in turn is owned by its employees and certain non-employee investors. Holding is the general partner of the Parent. No entity owns more than 25% of the equity in the Parent. As a whole, the employees of the Parent and its subsidiaries own in excess to 25% of the equity in the Parent. The following persons are affiliated with both the Manager and the Fund: Messrs. Maisano, Stransky, Crerend and Gwiazdowski and Ms. Bartel.

     Ownership information as to each of the Subadvisers is as follows:

     Iridian Asset Management LLC is controlled by Harold Levy and David Cohen.

     Goldman Sachs Asset Management is a separate operating division of Goldman, Sachs & Co.

     Mastrapasqua & Associates, Inc. is wholly owned by Frank Mastrapasqua.

     Peachtree Asset Management is a division of Mutual Management Corporation, an indirect subsidiary of Citigroup, Inc.

     Siphron Capital Management is wholly owned by David Siphron.


     The Manager and each Subadviser to the Fund as well as the Fund's distributor, EAI Securities, Inc., have adopted a code of ethics as required by the rules of the securites and Exchange Commission. These codes of ethics permit personnel to invest in securities, including securities that may be purchased or held by the Fund, subject to specified review procedures.

     THE MANAGEMENT AGREEMENT AND THE SUBADVISORY AGREEMENTS

     The  Fund  has  entered  into  a  Management   Agreement  (the  "Management
Agreement") with the Manager, and the Manager has entered into Subadvisory Agreements with each of the Subadvisers.

     Under the Management Agreement, the Manager (i) subject to the approval of the Trustees selects, evaluates and terminates the Subadvisers and allocates the assets of the Fund among the Subadvisers; (ii) supervises the general investment of Fund assets; (iii) establishes the broad investment strategies for the Fund; and (iv) provides the Fund with certain financial, accounting and statistical information for the Fund's prospectuses and registration statements.

     Under the Management Agreement, the Manager receives 0.92% per annum of the average of the daily net asset value of the Fund. From this amount, the Manager pays the following amounts to each of the Subadvisers (expressed as a per annum percentage of the average of the monthly net asset value of the assets of the Fund managed by such Subadviser):

     Iridian Asset Management LLC--.375%
     Goldman Sachs Asset Management--.375%
     Mastrapasqua & Associates, Inc.--.375%
     Peachtree Asset Management--.375%
     Siphron Capital Management--.375%

     The Management Agreement also provides that the Fund will reimburse the Manager on a cost basis in the event that the Manager provides any services involved in maintaining registrations of the Fund and its Shares with the Securities and Exchange Commission, or is involved in the preparation of shareholder reports. Organizational expenses have been capitalized by the Fund and are being amortized over 60 months, beginning on January 2, 1996.

     For the years ended December 31, 1999, December 31, 1998, and December 31, 1997, the Manager received management fees from the Fund totalling $274,990, $223,557 and $400,402, respectively, net of $260,008, $273,980 and $309,371, respectively, in management fees waived in connection with a self-imposed fee waiver. (See "Voluntary Fee Waivers and Expenses Limitations" below.) Of the amounts received by the Manager, the Manager paid the then-existing subadvisers as follows:


                                                   YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                  DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
SUBADVISER                                            1999               1998               1997
-----------                                       -------------      -------------      ------------

Bennett Lawrence                                        --            $13,166            $19,462
Equinox Capital Mgmt., Inc.                        $10,980(1)         $28,738            $45,989
Iridian Asset Mgmt. LLC                            $59,180            $53,889            $91,141
Goldman Sachs Asset Mgmt.                          $54,107            $46,990            $51,572
Mastrapasqua & Associates Inc.                     $28,471            $25,924            $25,558(2)
Siphron Capital Mgmt.                               $44,019           $34,400            $35,613(2)
Peachtree Associates                               $15,019(3)              --                 --

-----------------------
1 For the period January 1 through February 28, 1999.
2 For the period March 1 through December 31, 1997.
3 For the period March 1 through December 31, 1999.

     The amount of the management fee that will be retained by the Manager may vary according to the allocation of Fund assets among the Subadvisers if the Subadvisers are not paid the same fee.

     The Management Agreement with the Manager has been approved by the Trustees, including the Trustees who are not "interested persons" of the Manager under the 1940 Act. The Subadvisory Agreements with the Subadvisers have been approved by the Trustees, including the Trustees who are not "interested persons" of the appropriate Subadviser. The Management Agreement and each of the Subadvisory Agreements was so approved by the Trustees at a meeting held on May 20, 1999. The Management Agreement and each Subadvisory Agreement provide that they shall continue in effect from year to year with respect to the Fund, as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Fund, and (ii) in either event, by a vote of a majority of the Trustees who are not "interested persons" of the Manager or the respective Subadviser.

     Any amendment to the Management Agreement requires the approval of the holders of a majority of the Fund's outstanding shares and of the Trustees. The Management Agreement may be terminated at any time, without penalty, by the Trustees or the holders of a majority of the Fund's outstanding shares upon not more than 60 days' written notice to the Manager. The Management Agreement will terminate automatically if it is assigned by the Manager.

     Any amendment to a Subadvisory Agreement requires the approval of the Manager and the Trustees. The Manager may terminate any Subadvisory Agreement without penalty at any time, subject to the approval of the Trustees. Each Subadvisory Agreement will also terminate automatically if it is assigned, unless the Manager and the Trustees agree to continue such Agreement.


VOLUNTARY FEE WAIVERS AND EXPENSE LIMITATIONS

     The Manager may from time to time, but is not required, to waive all or a portion of the management fees due to it under the Management Agreement. Any voluntary fee waiver by the Manager may be terminated or reduced at any time in the sole discretion of the Manager. Shareholders will be notified of any changes in such fee waivers at the time they become effective. The Manager has committed to waive a portion of its fee for the first five years of operation of the Fund which ends on January 2, 2001, to the extent necessary to cap overall annual Fund expenses at 1.15% of the average of the daily net asset value of the Fund.


ADMINISTRATIVE SERVICES AND DISTRIBUTION ARRANGEMENTS

     Pursuant to a portfolio accounting and administrative services agreement, Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016, is responsible for providing administrative and accounting functions to the Fund. These functions include certain legal, accounting, regulatory and compliance services, state registration services, corporate secretary and board of trustees administration, tax compliance services and reporting. Van Eck Associates Corporation receives an annual fee, payable monthly, at a per-annum percentage of the average daily net asset value of the assets of the Fund. The annual fee is graduated, beginning at .20% of the average daily net assets of the Fund if such assets during the month the fee is calculated are less than $100 million, and ending at .12% of the average daily net assets of the Fund if such assets during the month the fee is calculated are equal to or more than $260 million. There is a minimum annual fee of $100,000 payable to Van Eck Associates Corporation. For the years ended December 31, 1999, December 31, 1998, and December 31, 1997, Van Eck Associates Corporation received fees of $116,304, $108,160, and $154,298, respectively.

     The Distributor, a wholly owned subsidiary of the Parent, serves as distributor in connection with the offering of the shares and acts as agent in arranging the sale of the shares. The Distributor or its affiliates (other than the Fund) bear the expenses associated with the distribution of the shares, including all advertising and promotional expenses.


CUSTODIAN, TRANSFER AGENT, INDEPENDENT ACCOUNTANTS AND COUNSEL

     Boston Safe Deposit and Trust Company, One Boston Place, Boston, Massachusetts 02108, (the "Custodian") acts as custodian for the Fund and is responsible for (i) holding all cash assets and portfolio securities of the Fund, (ii) releasing and delivering the Fund's securities as directed by the Fund or the Subadvisers, (iii) collecting all dividends, distributions and other payments due to the Fund, and (iv) making all payments due from the Fund. The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.

     DST Systems, Inc., 210 W. 10th Street, 8th Floor, Kansas City, Missouri 64105, serves as transfer, dividend disbursing and shareholder servicing agent for the Fund.


     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, are the independent accountants for the Fund.

     Day, Berry & Howard LLP, One Canterbury Green, Stamford, Connecticut 06901, as counsel to the Fund, has rendered opinions on the validity of the shares which were filed with the Securities and Exchange Commission as an exhibit to the Fund's registration statement. Day, Berry & Howard, LLP represents the Parent, the Manager and certain of their affiliates in matters not related to the Fund. In addition, the Retirement Plan for Partners and Employees of Day, Berry & Howard LLP, of which certain members of Day, Berry & Howard LLP are beneficiaries, held over 5% of the Fund as of December 31, 1999. (See "Principal Shareholders of the Fund.")


                      TRANSACTIONS IN PORTFOLIO SECURITIES

     Each Subadvisory Agreement provides that the principal objective of each Subadviser in executing portfolio transactions is to achieve the best price and execution available. Most portfolio transactions are expected to be effected in the primary markets, and in assessing best price and execution, the Subadvisers are expected to evaluate a number of considerations, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer selected to execute the transaction, and the reasonableness of any commission paid to that broker or dealer.

     In  certain   instances,   the  Fund  may  enter  into  directed  brokerage
arrangements in which it will direct the brokerage for certain securities transactions to be entered into by its Subadvisers to a certain broker-dealer in exchange for that broker-dealer's agreement to pay a portion of the custodian, transfer agent or other administrative fees incurred by the Fund. Directed brokerage transactions will only be executed if, in light of the offsetting reduction in administrative fees to be incurred by the Fund, they represent the best execution and price for that transaction, or as good an execution and price as would otherwise be available. No directed brokerage arrangement will be effected at any time that the Manager has waived all or a portion of its management fee under the Management Agreement, in accordance with the requirements of the 1940 Act and the rules thereunder.

     The Manager and/or one or more of the Subadvisers may use an affiliated broker/dealer to execute-transactions on behalf of the Fund. In addition, the Manager may participate in the directed brokerage arrangement described above with an affiliated broker/dealer.

     In addition to the directed brokerage arrangements described above, the Subadvisers, in assessing best price and execution, are authorized to consider the "brokerage and research services" (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), statistical quotations (particularly the quotations necessary to calculate the Fund's net asset value) and other information provided to the Fund, the Manager or a Subadviser by a specific broker-dealer. Moreover, the Subadvisers are authorized to direct the Fund to pay a commission to a broker-dealer that is greater than the commission which would be paid to another dealer executing the same portfolio transaction, if the Trustees, the Manager or such Subadviser determines in good faith that the higher commission is reasonable in light of the brokerage and research services provided by that broker-dealer. For the years ended December 31, 1999, December 31, 1998 and December 31, 1997, the Fund paid brokerage commissions totalling $91,589, $69,169, and $176,563, respectively on purchases and sales of portfolio securities, of which amount, $13,037 (14%), $9,712 (14%), and $52,901 (30.0%) was paid to broker-dealers providing research services.

     From time to time, the Trustees review the brokerage commissions paid by the Fund to determine whether such commissions are reasonable in light of the directed brokerage arrangements described above, or in light of the brokerage and research services provided to the Fund by the applicable broker-dealers.

     The Subadvisers may receive brokerage and research services from broker-dealers executing Fund portfolio transactions, which primarily benefit one or more other accounts for which the Subadviser exercises investment discretion. The fees of the Subadvisers are not reduced by reason of their receipt of those services.

     The Subadvisers generally do not provide services to the Fund other than investment management services. However, a Subadviser or its affiliated broker-dealer may execute portfolio transactions for the Fund (either for transactions managed by it or for transactions managed by another Subadviser), and may receive a brokerage commission for such transactions in accordance with
Section 17(e) of the 1940 Act and procedures adopted for such transactions by the Trustees pursuant to rules thereunder. For the year ended December 31, 1999, the Fund paid $3,715 in commissions to Goldman Sachs & Co., a broker-dealer affiliated with one of the Fund's Subadvisers, Goldman Sachs Asset Management. This represented 4.01% of total commissions paid by the Fund and 0.00374% of the aggregate dollar amount of commission transactions effected by the Fund for the period. Neither a Subadviser nor its affiliated broker-dealer may act as a principal in a transaction involving the Fund.

     In allocating portfolio transactions among broker-dealers, a Subadviser may, but is not required, to consider any sales of shares of the Fund by a particular broker-dealer or its affiliate.

     The Fund may purchase securities of its regular broker-dealers (as defined in Rule 10b-1 under the Act) or their parents. At December 31, 1999, the Fund owned shares of Merrill Lynch and Co., Inc. having a value of $684,700.


                               SHARES OF THE FUND

     The Fund offers one class of Common Shares. The Fund does not have any securities other than its Common Shares.

     Shares of the Fund are entitled to one vote per share. Shareholders have the right to vote on the election of the Trustees and on all other matters on which, by law or by the Fund's Declaration of Trust, they may be entitled to vote. There are no cumulative voting rights; accordingly, the holders of more than 50% of the outstanding shares could elect all of the Trustees. The Fund is not required, and does not intend, to hold annual meetings of shareholders under normal circumstances. The Trustees or the shareholders may call special meetings of the Shareholders for action by shareholder vote, including the removal of any or all of the Trustees. The Trustees will call a special meeting of shareholders of the Fund upon written request of the holders of at least 10% of the outstanding shares.

     The Fund's shares do not have liquidation rights, preemptive rights or the right to convert to another security. The shares are not subject to further calls or to assessments by the Fund.


                              PURCHASE AND PRICING

     Shares in the Fund are offered through the Distributor on a continuous basis with a minimum initial investment in the Fund of $50,000 and a minimum additional investment of $1,000. These minimums may be waived by the Fund or the Manager in certain circumstances. The shares in the Fund are sold at the net asset value per share next computed after the purchase order is received in proper form by the Transfer Agent.

     As stated above, the shares are sold at net asset value per share. Net asset value per share is determined as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time, on each business day. Net asset value per share is equal to the net worth of the Fund (assets minus liabilities) divided by the number of shares outstanding. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission.

     Securities held by the Fund which are traded on a national exchange are valued based on the last quoted sale price on such exchange on or recently before the valuation date (or if the securities are traded on more than one exchange on or recently before the valuation date, the principle exchange that such securities are traded on, as determined by the appropriate Subadviser) or, if there has been no recent sale of securities, at the last bid price. Over-the-counter securities for which market quotations are readily available are valued on the basis of the last quoted sale price or, lacking any sales, at the last quoted bid price on or before the valuation date. Securities and other investments for which market quotations are not readily available are valued at fair value, as determined in good faith by the appropriate Subadviser and pursuant to procedures established by the Trustees.

     Certain investors may purchase or sell shares at the net asset value next determined after orders are entered through authorized broker-dealers, or through other authorized processing organizations that may impose transaction fees and charges in con-
nection with providing this service, which fees and charges the Fund believes will be disclosed to investors. Shares purchased in this manner may be treated by the Fund as part of a single account for purposes of minimum initial investment. Investors are not required to utilize the services of a broker-dealer or other processing organization, and may purchase shares directly from the Fund. Authorized broker-dealers may designate intermediaries to receive purchase and sale orders on behalf of the Fund. In order to facilitate these arrangements, the Fund has appointed several co-transfer agents.


                            FEDERAL INCOME TAX STATUS

     The Fund has elected and qualified, and intends to qualify each year, to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as a RIC for any taxable year, the Code requires that, for that taxable year: (i) at least 90% of the Fund's gross income be derived from dividends, interest, payments with respect to securities loans, gains from the disposition of stock, securities and foreign currencies or other income derived from the Fund's business of investing in stock, securities and currencies; (ii) the Fund distribute at least 90% of its dividend, interest and certain other taxable income ("Investment Company Taxable Income") and 90% of its net tax-exempt interest income; (iii) at the end of each fiscal quarter, at least 50% of the value of the Fund's total assets be maintained in cash, U.S. Government securities, securities of other RICs and stock or other securities that represent, with respect to any one issuer, no more than 5% of the value of the Fund's total assets, or 10% of the outstanding voting securities of such issuer; and (iv) at the end of each fiscal quarter, no more than 25% of the value of the Fund's total assets be invested in the securities (other than those of the U.S. Government or other RICs) of any one issuer, or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

     The Fund is subject to Federal income tax as a corporation on its investment Company Taxable Income, but, for any year in which the Fund qualifies as a RIC, it is allowed a deduction based on dividends paid to shareholders in computing such amount. If for any year the Fund does not qualify as a RIC, all of its taxable income for the year will be subject to Federal income tax without a deduction for dividends paid to shareholders, and such distributions will be includable in gross income by the shareholders entitled to payment thereof to the extent of the Fund's current and accumulated earnings and profits. The Fund intends to pay sufficient dividends to avoid liability for Federal income tax, and accordingly does not expect to incur Federal income tax. It may not, however, be possible for the Fund to avoid this tax entirely for all taxable years.

     If at any time during the last half (July 1 through December 31) of a taxable year of the Fund more than 50 percent of the Fund's outstanding shares are owned, directly or indirectly, by or for not more than five individuals (which for purposes of this analysis includes employee pension and benefit plans like those presently investing in the Fund and certain other entities), the Fund would be a personal holding company ("PHC") under Subchapter G of the Code for such taxable year. For any year that the Fund is a PHC and incurs liability for Federal income tax, the amount of that liability will be computed at the highest rate applicable to corporations. For any year that the Fund is a PHC, it will also be subject to a 39.6% personal holding company tax (in addition to any Federal income tax or other taxes to which it may be subject) on any undistributed personal holding company income. The Fund was a PHC for its 1999 taxable year, but it made sufficient distributions to avoid liability for personal holding company tax. It may not, however, be possible for the Fund to avoid this tax entirely for all taxable years in which it may be a PHC.

     If the Fund qualifies as a RIC but does not meet certain distribution requirements, the Fund will be liable for a 4% non-deductible excise tax on certain undistributed amounts. The Fund intends to comply with those distribution requirements and accordingly does not expect to incur this excise tax. The Fund was a RIC for its 1999 taxable year, but it made sufficient distributions to avoid liability for this excise tax. It may not, however, be possible for the Fund to avoid this tax entirely in all years.

     The Fund may invest in obligations (such as zero coupon bonds) that are issued with original issue discount ("OID"). OID income is accrued and included in Investment Company Taxable Income even if the Fund does not receive any cash from such obligations. Accordingly, the Fund may need to sell some of its assets in order to satisfy the distribution requirements applicable to RICs. The Fund may also invest in other investment vehicles, including other RICs, that in turn invest in stock and other securities issued by foreign issuers. Dividends and other income derived from such foreign issuers may be subject to withholding of foreign taxes, which would reduce the amount ultimately received by the Fund.

     Dividends (other than capital gain dividends and exempt-interest dividends) paid by the Fund, including those distributing any net short-term capital gains, to shareholders subject to Federal income tax thereon, will be taxable as ordinary dividend income. Capital gain dividends (distributed from a year's excess of net long-term capital gains over net short-term capital losses), to share-holders subject to Federal income tax thereon will be taxable as long-term capital gains, regardless of how long shareholders have held their shares. In the case of a shareholder other than a corporation, any capital gain dividend distributed by the Fund may qualify for Federal income taxation at a maximum rate of 20%. These rules apply regardless of whether dividends are distributed in cash or shares. Any loss realized upon the redemption of shares not more than six months from the date of acquisition will be treated as a long-term capital loss to the extent of any capital gain dividends during that six-month period. No loss will be allowed on the sale or exchange of shares of the Fund to the extent the shareholder acquires (including through an automatic reinvestment of dividends), or enters into a contract or option to acquire, other shares or substantially identical stock or securities within the 61-day period starting 30 days before the sale or exchange of the shares sold or exchanged.

     If for any taxable year the Fund complies with certain requirements, corporate shareholders may be entitled to a dividends-received deduction for all, or a portion of, dividends paid by the Fund (other than capital gain dividends) that are attributable to dividends received by the Fund from domestic corporations.

     Dividends declared in December of any year that are payable to shareholders of record on a specified date in December will be deemed to have been paid by the Fund and received by shareholders on December 31 of such year if such dividends are actually paid during January of the following year.

     Within 60 days of the end of the Fund's taxable year, the Fund will notify shareholders of the amounts and tax status of dividends and distributions from the Fund. Under Federal income tax laws, the Fund must report to the Internal Revenue Service (the "IRS") all distributions of taxable income, including capital gains, and gross proceeds from redemptions received by all shareholders not exempt from that requirement. If a shareholder who is required to provide the Fund with its correct taxpayer identification number or a certification does not do so, or if the IRS notifies the Fund that a shareholder may not be in compliance with the backup withholding rules, the Fund will be required to withhold from such shareholder's distributions and redemption proceeds, Federal income tax at a rate of 31%, and amounts paid to the shareholder will be reduced accordingly.


     Dividends and other distributions from the Fund may also be subject to state and local taxes. Shareholders should consult with their tax advisers concerning the state and local tax consequences of investing in the Fund.

     As stated in the Prospectus, shares of the Fund may be acquired in exchange for securities held by an investor which are acceptable to the Fund. If one or more investors were to effect such an in-kind purchase in exchange for 80% or more of the Fund's shares, the Fund's basis for the securities it accepts from an investor could be that investor's basis therefore, and the investor's basis for the Fund's shares acquired in the exchange could be the investor's basis in the securities exchanged therefore. If that basis is less than the fair market value of the securities at the time of the exchange, the potential tax liability of the investor with respect to the sale or other disposition of the Fund's shares acquired in the exchange would be increased, as would the potential tax liability of the Fund or its shareholders with respect to capital gains realized by the Fund in connection with such securities.

     The foregoing is a general and abbreviated discussion of U.S. Federal income tax consequences of investing in the Fund. Non-U.S. investors should consult with their tax advisers concerning the tax consequences of owning shares of the Fund, including the possibility that distributions may be subject to withholding of Federal income tax at a rate of 30% (or a reduced rate if provided by treaty). All investors, including any subject to special income tax treatment applicable to entities of their type, are encouraged to consult with their tax advisers for more information concerning the Federal, foreign, state and local tax rules applicable to ownership and disposition of shares of the Fund by them.

                                PERFORMANCE DATA


PERFORMANCE INFORMATION

     The following table presents the average annual total return of the Fund for the periods shown, and compares that return to the average annual total return of the Standards & Poor's 500 stock index (the "S&P 500") for those periods.

                                 1 YEAR    SINCE INCEPTION (1/2/96)
                                --------   -------------------------


The Fund                         30.71%             24.27%
S&P 500 (1)                      21.03%             26.39%


-------------------------
(1) The S&P 500 is an unmanaged capitalization-weighted index of 500 commonly traded stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of those stocks. The index reflects reinvestment of dividends.


PERFORMANCE ADVERTISEMENTS

     From time to time, the Fund may include performance data in advertisements, sales literature or reports to current or prospective shareholders. Performance data about the Fund is based on the Fund's past performance only, and is not an indication of future performance. Performance data may be expressed in various measures, including total return for the Fund's shares or as a statistical reference to the Fund's volatility. Average annual total return figures as prescribed by the Securities and Exchange Commission represent the average annual percentage change in value of a $1,000 investment in the Fund for one-, five, and ten-year periods, or any portion thereof, to the extent applicable, through the end of the most recent fiscal quarter, assuming reinvestment of all distributions. The Fund may also furnish total return quotations for other periods, or based on investments of other amounts. For such purposes, total return equals the total of all income and capital gains paid to holders of shares of the Fund, assuming reinvestment of all distributions, plus (or minus) the change in value of the original investment, expressed as a percentage of the purchase price. Volatility will be measured as the standard deviation of the Fund's past performance. The Fund may also include in advertisements, sales literature or reports, a comparison of Fund performance to the performance of other mutual funds, recognized services which monitor and/or rank mutual fund performance or various unmanaged indices. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses.

     Advertisements, sales literature and communications may also contain information about the Fund's, the Manager's or the Subadvisers' current investment strategies and management style. Current strategies and style may change to allow the Fund to respond quickly to a changing market and economic environment. From time to time, the Fund may discuss specific portfolio holdings or industries in such communications.


Total Return Computations

     The Fund may include in advertisements or sales literature certain total return information. For such purposes, total return equals the total of all income and capital gains paid to holders of shares of the Fund, assuming reinvestment of all distributions, plus (or minus) the change in value of the original investment, expressed as a percentage of the purchase price. For the year ended December 31, 1999, 1998 and 1997, the Fund's average total return was 30.71%, 23.86%, and 28.84%, respectively.

     Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                            P(1+T)/to the nth power/=ERV

                  Where:    P = a hypothetical initial payment of $1,000

                            T = average annual total return

                            n = number of years

                            ERV = ending  redeemable  value of a  hypothetical
                                  $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the year or period;

The calculation assumes all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                            YIELD = 2 [(A-B/CD + 1)6-1]

                  Where:    A = dividends and interest earned during the period

                            B = expenses accrued for the period (net of
                                reimbursement)

                            C = the average  daily number of shares  outstanding
                                during the period that were entitled to
                                receive dividends

                            D = the maximum  offering  price per share on the
                                last day of the period after adjustment for payment of dividends within 30 days thereafter

The Fund may also advertise performance in terms of aggregate total return. Aggregate total return for a specified period of time is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially acquired, assuming reinvestment of dividends and distributions, and without giving effect to the length of time of the investment according to the following formula:

                            [(B-A)/A](100)=ATR

                  Where:    A = initial investment

                            B = value at end of period

                          ATR = aggregate total return


VOLATILITY COMPUTATIONS


     As stated in the Prospectus, the Fund may include in advertisements and sales literature, certain quantifications of the historical volatility of the performance of the Fund as the standard deviation of such performance. Standard deviation is calculated using a typical standard deviation formula. For the year ended December 31, 1999, the Fund's standard deviation was 17.94%. For the year ended December 31, 1998, the Fund's standard deviation was 20.02%.



PERFORMANCE COMPARISONS

     As described in the Prospectus, the Fund may include in advertisements or sales literature, comparisons of Fund performance to the performance of other mutual funds having similar structures and/or objectives. Such comparisons may be expressed as a ranking prepared by independent services or publications. In addition, the Fund's performance may be compared to that of various unmanaged indices, including the S&P 500 and the NASDAQ Composite.

                           DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions declared in December but paid in January will be includible in a shareholder's income as of the record date (usually in December) of such dividends and distributions. Unless a shareholder has elected to receive dividends and distributions in cash, all dividends and distributions will be reinvested in additional shares of the Fund (at net asset value at the time of reinvestment). Any election may be changed at any time by delivering written notice to the Fund at least 10 business days prior to the payment date. The amount of the Fund's dividends and/or distributions will change from year to year as a result of such factors as the investments made and sold for the Fund, and the fluctuation of the number of the Fund shares outstanding. The fiscal year of the Fund ends on December 31.


                     DESCRIPTION OF SHARES AND VOTING RIGHTS

     The Fund offers one class of shares. The shares have no par value, and the Fund may increase the number of shares without the approval of existing shareholders, provided that any such increase may not decrease the net asset value of the existing shares. Shares of the Fund are entitled to one vote per share. Shareholders have the right to vote on the election of the Trustees and on all other matters on which, by law or by the Fund's Declaration of Trust, they may be entitled to vote.

     The Fund is not required, and does not intend, to hold annual meetings of shareholders under normal circumstances. The Trustees or the shareholder may call special meetings of the shareholders for action by shareholder vote, including the removal of any or all of the Trustees. Trustees will call a special meeting of shareholders of the Fund upon written request of the holders of at least 10% of the outstanding shares.

     Under Massachusetts law, the shareholders and trustees of a business trust like the Fund may, in certain circumstances, be personally liable for the trust's obligations to third parties. However, the Fund's Declaration of Trust provides, in substance, that no shareholder or Trustee shall be personally liable for the Fund's obligations to third parties, and that every written contract made by the Fund shall contain a provision to that effect. The Fund's Declaration of Trust also requires the Fund to indemnify Trustees against such liabilities and any related claims and expenses. The Fund will not indemnify a Trustee when the loss is due to willful misconduct, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office.


     The Fund may pay for share sales either in cash or in kind. However, the Fund has chosen to pay all redemptions in cash, at a minimum equal to an amount not to exceed the lesser of $250,000 or 1% of the net aset value of the Fund to any single shareholder in any 90-day period.



                              FINANCIAL STATEMENTS

     The financial statements for the Fund for the year ended December 31, 1999, with related footnotes, are included in the Fund's 1999 Annual Report to Shareholders, which was filed with the Securities and Exchange Commission and are incorporated herein by reference.

                                     PART C

                               OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

                  (a)  Financial Statements

                              Part A:

                              Financial Highlights Table for the period from January 2, 1996 (commencement of operations) to December 31, 1996, year ended December 31, 1997 (audited), and the years ended December 31, 1999 (audited)

                              Part B:

                              The following audited financial statements of the Fund are included in the Fund's Annual Report to Shareholders for the year ended December 31, 1999, filed with the Securities and Exchange Commission under Section 30(b)(1) of the Investment Company Act of 1940, and have been incorporated in Part B by reference:

                              1.  Schedule of Investments at December 31, 1999;

                              2. Statement of Assets and Liabilities for the Fund as of December 31, 1999 and related notes thereto;

                              3. Statement of Operations for the Fund for the year ended December 31, 1999, and related notes thereto;

                              4. Statement of Changes in Net Assets for the Fund for the year ended December 31, 1997, 1998 and 1999, and related notes thereto;

                              5. Financial Highlights for the period January 2, 1996 (commencement of operations) through December 31, 1996 and for the year ended December 31, 1997, 1998 and 1999;

                              6.  Report of Independent Accountants.

                  (b)  Exhibits

                              1.  Declaration   of  Trust  of  the  Fund   dated
                                  September 27, 1995 (Incorporated by reference to the Registration Statement No. 33-98164)

                                  a. First Amendment to Declaration of Trust dated December 11, 1995 (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement).

                              2. By-Laws of the Fund (Incorporated by reference to the Registration Statement No. 33-98164)

                              3.  Not Applicable

                              4.  Not Applicable

                              5.  a.  Form   of   Management  Agreement  between
                                      the Fund and Evaluation Associates Capital
                                      Markets,  Incorporated,  as  Manager  (the
                                      "Manager")  (Incorporated  by reference to
                                      Pre-Effective  Amendment No. 1)

                                  b. Form of Sub-Advisory Agreement among the Fund, the Manager and each of Liberty Investment Management and Equinox Capital Management, Inc. (Incorporated by reference to Post-Effective Amendment No.
                                      1)

                                  c. Form of Sub-Advisory Agreement among the Fund, the Manager and Iridian Asset Management LLC. (Incorporated by reference to Post-Effective Amendment No. 1)

                                  d. Form of Sub-Advisory Agreement among the Fund, the Manager and Bennett Lawrence Management, LLC. (Incorporated by reference to Post-Effective Amendment No.
                                      1)

                                  e. Form of Sub-Advisory Agreement among the Fund, the Manager and Mastrapasqua & Associates, Inc. (Incorporated by reference to Post-Effective Amendment No.
                                      3)

                                  f. Form of Sub-Advisory Agreement among the Fund, the Manager and Siphron Capital Management (Incorporated by reference to Post-Effective Amendment No. 3).

                              6. Form of Distribution Agreement between the Fund and EAI Securities, Inc., as Distributor (Incorporated by reference to Registration Statement No. 33-98164)

                              7.  Not Applicable.

                              8. Form of Custody Agreement between the Fund and Boston Safe Deposit and Trust Company, as Custodian (Incorporated by reference to Post-Effective Amendment No. 1)

                              9.  a.  Form   of   Transfer   Agency    Agreement
                                      between the Fund and DST Systems, Inc., as Transfer Agent (Incorporated by reference to Pre-Effective Amendment No. 1)

                                  b. Form of Portfolio Accounting and Administrative Services Agreement between the Fund and Van Eck Associates Corporation. (Incorporated by reference to Pre-Effective Amendment No. 1)

                              10. Opinion  and  Consent  of Day,  Berry & Howard
                                  (Incorporated by reference to Pre-Effective Amendment No. 1)

                              11. Consent of Price  Waterhouse  LLP (to be filed
                                  herewith)

                              12. Codes of Ethics for

                                  (a) EAI Select Mutual Fund

                                  (b) Iridian Asset Management LLC

                                  (c) Mastrapasqua & Associates

                                  (d) Goldman Sachs Asset Management

                                  (e) SSB Citi Asset Management Group

                                  (f) Siphron Capital Management

                              13. Not Applicable

                              14. Not Applicable

                              15. Not Applicable

                              16. Computation    of    Performance    Quotations
                                  (incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement)

                              17. Financial Data Schedule (to be filed herewith)

                              18. Powers of Attorney for:

                                         Phillip N. Maisano
                                         Keith Stransky
                                         Neal Jewell
                                         James Schuppenhauer
                                         Charles Collard
                                         Peter Gwiazdowski
                                         (see signature page)

Item 25.          Persons Controlled By or Under Common Control with the Fund

                  None

Item 26.          Number of Holders of Securities

                  As of December 31, 1999, the shares of the Fund were held of record by the number of holders indicated below:

                                       (1)
                                 Title of Class

                  EAI Select Managers Equity Fund Common Shares

                                       (2)
                            Number of Record Holders

                                       37

Item 27:          Indemnification

                  Under Section 4.3 of the Fund's Declaration of Trust, the Fund will indemnify its Trustees and officers against and hold them harmless from all liability and expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they became involved by virtue of having been a Trustee or officer and all amounts paid or incurred in settlement thereof. The Fund will not indemnify a Trustee or officer when the loss is due to willful misconduct, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

                  (a) Insofar as indemnification for liability under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act and will be governed by the final adjudication of such issue. In addition, no indemnification shall occur as a result of actions which constitute willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

                  Under Section 4.3 of the Fund's Declaration of Trust, the Fund has the power to purchase liability insurance for shareholders, Trustees, officers, employees, agents, investment advisers, distributors, selected dealers or independent contractors of the Fund. The Fund and/or the Manager has purchased such liability insurance for such parents.

                  Section 4.1 of the Fund's Declaration of Trust provides, in substance, that no shareholder or Trustee shall be personally liable for the Fund's obligations to third parties.

Item 28:          Business and Other Connections of Investment Advisers

                  The business and other connections of the officers and directors of Evaluation Associates Capital Markets, Incorporated (the Fund's Manager) and each of the Subadvisers are listed in Schedules A and D of their respective Forms ADV as currently on file with the Commission, the texts of which schedules are incorporated herein by reference. The file numbers of the Manager and the Subadvisers are as follows:

                  Evaluation Associates Capital Markets, Incorporated--
                    File No. 801-41771
                  Goldman Sachs Asset Management-- File No. 801-47681 Iridian Asset Management LLC-- File No. 801-50661 Mastrapasqua & Associates, Inc.-- File No. 801-43315 Siphron Capital Management-- File No. 801-37786

Item 29:          Principals Underwriters

                  (a)    Not Applicable

                  (b)    The  following  persons  are  directors,   officers  or
                         partners of the Fund's principal underwriters, EAI Securities, Inc.:

Name and Principal        Positions and Officers         Positions and Officers
Business Address          with Underwriter               with Registrant
------------------        ----------------------         ----------------------

Robert A. Jaeger          Director, President            None
200 Connecticut Ave.      Chief Executive Officer
Norwalk, CT 06854         and Treasurer

Joseph P. McGowan         Director and Executive         None
200 Connecticut Ave.      Vice President
Norwalk, CT 06854

Phillip N. Maisano        Director                       President and
200 Connecticut Ave.                                     Trustee
Norwalk, CT 06854

Larry Zeilinski           Executive Vice President       None
200 Connecticut Ave.
Norwalk, CT 06854

Robert B. Mayerick        Senior Vice President          None
200 Connecticut Ave.
Norwalk, CT 06854

William C. Crerend        Senior Vice President          None
200 Connecticut Ave.
Norwalk, CT 06854

Patrick J. Moriarity      Senior Vice President          None
200 Connecticut Ave.
Norwalk, CT 06854

Elke Bartel               Secretary                      Secretary
200 Connecticut Ave.
Norwalk, CT 06854

                  (c)    Not Applicable

Item 30:          Location of Accounts and Records

                  All  accounts  and  records  required to be  maintained  under
                  Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 and 31a-3 promulgated thereunder are maintained in the following locations.

                  (a) Records forming the basis for financial statements of the Fund are kept at the principal offices of the Manager at 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958.

                  (b)  (1)   Journals  containing  an  itemized  daily record of
                             all   securities    transactions,    receipts   and
                             disbursements  of cash  and all  other  debits  and
                             credits  are kept at the  principal  offices of the
                             Manager  at  200  Connecticut  Avenue,  Suite  700,
                             Norwalk,  Connecticut 06854-1958,  the Sub-Advisers
                             at their  respective  addresses  listed for them in
                             the Prospectus, and the at the principal offices of
                             the   Custodian  at  One  Beacon   Place,   Boston,
                             Massachusetts 02108.

                       (2) General and auxiliary ledgers are kept at the principal offices of the Manager at 200
                             Connnecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958 or the Administrator at 99 Park Avenue, 8th floor, New York, New York 10016.

                       (3) A securities record or ledger reflecting separately for each portfolio security as of trade date all "long" and "short" positions carried by the Fund for its own account and showing the location of all securities long and the off-setting position to all securities short is kept at the principal offices of the Manager at 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958 or at the principal offices of the Custodian at One Boston Place, Boston, Massachusetts 02108.

                       (4) The Fund's Declaration of Trust, By-laws, and minute books are kept at the principal offices of the Manager at 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958 and at the Administrator at 99 Park Avenue, 8th floor, New York, New York 10016.

                       (5) The records of brokerage orders are kept at the principal offices of the Subadvisers at the addresses listed for them in the Prospectus and at the Administrator at 99 Park Avenue, 8th floor, New York, New York 10016.

                       (6) A record of all other portfolio purchases and sales is kept at the principal offices of the Manager at 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958, at the Administrator at 99 Park Avenue, 8th floor, New York, New York 10016, or at the principal offices of the Custodian at One Boston Place, Boston, Massachusetts 02108.

                       (7) A record of the proof of money balances is kept at the principal offices of the Manager at 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958 and at the Administrator at 99 Park Avenue, 8th floor, New York, New York 10016.

                       (8) A record of the basis for the allocation of brokerage transactions and brokerage commissions is kept at the principal offices of the Manager at 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958 or at the offices of the Subadvisors at the addresses listed for them in the Prospectus.

                       (9) A record of the persons authorizing the purchase or sale of portfolio securities is kept at the principal offices of the Subadvisers at the addresses listed for them in the Prospectus.

                       (10) Copies of all advisory materials from the Manager and the Subadvisors are kept at the principal offices of the Manager at 200 Connecticut Avenue, Suite 700, Norwalk, Connecticut 06854-1958, at the Administrator at 99 Park Avenue, 8th floor, New York, New York 10016 or at the offices of the Subadvisors at the addresses listed for them in the Prospectus.

                  (c)  Not Applicable

                  (d) The Fund believes that the Distributor of the Fund maintains the records required by Rule 31a-1(d) under the Investment Company Act.

                  (e)  Not applicable.

                  (f) The Fund believes that the Manager and each Subadvisor maintains the records required by Rule 31a-1(f) under the Investment Company Act.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Norwalk and State of Connecticut on the 26th day of April, 2000.

                                             EAI SELECT MANAGERS EQUITY FUND

                                             By: /s/ William C. Crerend
                                             -----------------------------------
                                             William C. Crerend
                                             Vice President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated. Each person whose signature appears below hereby constitutes William C. Crerend such person's true and lawful attorney, with full power to him to sign for such person and in such person's name and capacity indicated below, and any and all amendments to this Registration Statement, hereby ratifying and confirming such person's signature as it may be signed by said attorney to any and all amendments.


             *                           Trustee and            April 26, 2000
----------------------------------         President
Phillip N. Maisano
             *                           Trustee and Senior     April 26, 2000
----------------------------------         Vice President
Keith Stransky
             *                           Trustee                April 26, 2000
----------------------------------
Neal Jewell
             *                           Trustee                April 26, 2000
----------------------------------
James Schuppenhauer
             *                           Trustee                April 26, 2000
----------------------------------
Charles Gollard
             *                           Trustee                April 26, 2000
----------------------------------
Peter Gwiazdowski

/s/ William C. Crerend                   Trustee                April 26, 2000
----------------------------------
Power of Attorney